9 CAPITAL STOCK: Fair Value Measurement of Finder's Warrants (Details)	12 Months Ended
Dec. 31, 2018
Dividend rate	0.00%
Finder's Warrants
Risk-free interest rate	1.35%
Expected life of warrants	2 years
Annualized volatility	125.00%
Dividend rate	0.00%